TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets (liability):
Intangible assets		$ 474	$ 502
Other temporary differences	[1]	6,644	4,449
Temporary differences related to inventory	[2]	6,917	3,544
Phantom award		10	21
Carryforward losses, deductions and credits			4,515
Less-valuation allowance		(390)	(310)
Total net deferred tax assets		13,655	12,721
Deferred tax liabilities
Property and equipment		(14,654)	(13,734)
Intangible assets		(1,949)	(2,877)
Other temporary differences		(120)	(141)
Total deferred tax liabilities		(16,723)	(16,752)
Deferred tax liability, net		$ (3,068)	$ (4,031)

[1]	Deriving mainly from provision for bad debts, labor related and warranty provision. The increase mainly related to provision for loss contingencies and settlement with the Israeli tax authorities.
[2]	Deriving mainly from the provision for slow moving inventory and IRS section 263(a).